Gains (losses) from operating activities in the statement of income, included according to their nature (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Revenue	$ 1,817,191	$ 1,943,655	$ 2,265,803
Specialty plant nutrition [Member]
Statement [Line Items]
Revenue	701,688	723,920	781,751
Sodium Nitrates [Member]
Statement [Line Items]
Revenue	18,291	20,679	17,688
Potassium Nitrate And Sodium Potassium Nitrate [Member]
Statement [Line Items]
Revenue	424,041	457,477	527,945
Specialty Blends [Member]
Statement [Line Items]
Revenue	163,033	153,739	145,511
Other Specialty Fertilizers [Member]
Statement [Line Items]
Revenue	96,323	92,025	90,607
Iodine And Derivatives [Member]
Statement [Line Items]
Revenue	334,657	371,020	324,972
Lithium and Derivatives [Member]
Statement [Line Items]
Revenue	383,373	505,714	734,801
Potassium [Member]
Statement [Line Items]
Revenue	209,294	212,151	267,474
Industrial chemicals [Member]
Statement [Line Items]
Revenue	160,608	94,875	108,267
Other Products [Member]
Statement [Line Items]
Revenue	27,571	35,975	48,538
Income From Services [Member]
Statement [Line Items]
Revenue	3,241	3,410	4,017
Income From leasing Of Properties [Member]
Statement [Line Items]
Revenue	1,457	1,438	1,474
Income from subleases on right-of-use assets [Member]
Statement [Line Items]
Revenue	176	261	0
Commodities [Member]
Statement [Line Items]
Revenue	11,938	16,176	18,581
Other Ordinary Income Commercial Offices [Member]
Statement [Line Items]
Revenue	$ 10,759	$ 14,690	$ 24,466